CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 451,765	$ 438,637	$ 448,750
Vessel operating expenses	(120,325)	(108,926)	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(10,774)	(12,634)	(38,841)
Administrative expenses	(35,021)	(35,311)	(52,171)
Project development expenses	(2,787)	(8,891)	(4,990)
Depreciation and amortization	(105,952)	(107,923)	(113,033)
Impairment of long-term assets	0	0	(42,098)
Total operating expenses	(274,859)	(273,685)	(372,423)
Other operating income
Realized and unrealized gain/(loss) on oil and gas derivative instruments	204,663	(42,561)	(26,001)
Other operating income	5,020	3,262	10,333
Operating income	386,589	125,653	60,659
Other non-operating (losses)/income	361,928	(5,682)	0
Financial income/(expense)
Interest income	139	1,572	10,479
Interest expense	(55,163)	(69,354)	(103,124)
Gains/(losses) on derivative instruments	24,348	(52,423)	(38,044)
Other financial items, net	(759)	(1,552)	(5,522)
Net financial expense	(31,435)	(121,757)	(136,211)
(Loss)/income before taxes and net income/(losses) from equity method investments	(6,774)	9,578	(75,552)
Income taxes	(1,740)	(981)	(1,024)
Income/(losses) from equity method investments	569,129	(176,527)	(45,799)
Net (loss)/income from continuing operations	(7,434)	8,059	(79,091)
Net income/(loss) from discontinued operations	568,049	(175,989)	(43,284)
Net income/(loss)	560,615	(167,930)	(122,375)
Net income attributable to non-controlling interests	(146,764)	(105,627)	(89,581)
Net income/(loss) attributable to stockholders of Golar LNG Limited	$ 413,851	$ (273,557)	$ (211,956)
Earnings/(loss) per share attributable to Golar LNG Ltd stockholders Per common share amounts:
Basic loss per share from continuing operations (in USD per share)	$ (1.43)	$ (1.01)	$ (1.68)
Dilutive loss per share from continuing operations (in USD per share)	(1.43)	(1.01)	(1.68)
Basic earnings/(loss) per share from discontinued operations (in USD per share)	5.25	(1.81)	(0.43)
Diluted earnings/(loss) per share from discontinued operations (in USD per share)	5.25	(1.81)	(0.43)
Cash dividends paid per share (in dollars per share)	$ 0	$ 0	$ 0.45
Continuing operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 451,765	$ 438,637	$ 448,750
Vessel operating expenses	(120,325)	(108,926)	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(10,774)	(12,634)	(38,841)
Administrative expenses	(35,021)	(35,311)	(52,171)
Depreciation and amortization	(105,952)	(107,923)	(113,033)
Other operating income
Other operating income	5,020	3,262	10,333
Other non-operating (losses)/income	(361,928)	5,682	0
Financial income/(expense)
Interest income	139	1,572	10,479
Interest expense	(55,163)	(69,354)	(103,124)
Gains/(losses) on derivative instruments	24,348	(52,423)	(38,044)
Other financial items, net	(759)	(1,552)	(5,522)
Income/(losses) from equity method investments	1,080	(538)	(2,515)
Non-collaborative arrangement transactions
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(10,774)	(12,634)	(19,908)
Collaborative arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	0	0	(18,933)
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	202,968	191,881	185,407
Time charter revenues - collaborative arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	0	0	23,359
Time charter revenues - collaborative arrangement | Collaborative arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues			23,400
Liquefaction services revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	221,020	226,061	218,096
Vessel and other management fees
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 27,777	$ 20,695	$ 21,888